ALLOWANCE FOR LOAN LOSSES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Financing Receivable, Modifications [Line Items]
Threshold percentage of loan to value ratio for underwritten loans	85.00%
Loans Receivable
Financing Receivable, Modifications [Line Items]
Amount of troubled debt restructurings	$ 7,400,000	$ 6,000,000
Loans Receivable | One-to four Family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts	37	31
Amount of troubled debt restructurings	5,500,000	3,400,000
Maximum amount of troubled debt restructurings	1,600,000	560,000
Term of mortgage loans	10 to 30 years
Loans Receivable | Commercial loans
Financing Receivable, Modifications [Line Items]
Number of contracts	5	3
Amount of troubled debt restructurings	$ 1,900,000	$ 2,200,000
Term of mortgage loans		not exceeding 25 years
Loans Receivable | Multi-family Residential
Financing Receivable, Modifications [Line Items]
Term of mortgage loans	25 years
Threshold percentage of loan to value ratio for underwritten loans	80.00%
Loans Receivable | Consumer
Financing Receivable, Modifications [Line Items]
Threshold percentage of loan to value ratio for underwritten loans	90.00%